TWO ROADS SHARED TRUST

West Shore Real Return Income Fund

Incorporated herein by reference is the definitive version of the prospectus for the West Shore Real Return Income Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on April 8, 2014 (SEC Accession No. 0000910472-14-001595).